Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
Note 7 - Commitments and Contingent Liabilities

A.          Exclusive License Agreement (hereinafter- “the License Agreement”)

In December 2011, Chemomab entered into a License Agreement with the Medical Research, Infrastructure, Health Services Fund of the Tel-Aviv Souraski Medical Center (“Fund"), pursuant to which it was granted with an exclusive license to certain inventions (as defined in the License Agreement) including patents, knowhow and products and the right to sublicense to third parties the rights granted, pursuant to and subject to certain terms and limitation fully set in the License Agreement.

Chemomab has agreed to pay the Fund a non-refundable and non-creditable sublicense fees as a percentage of all Attributed Income (as such term defined in the License Agreement) and shall further pay the Fund royalties from sales made by sublicensee.
Royalties in percentage of Net sales or Service Income (as defined in the License Agreement), subject to certain additional terms set forth therein.

In addition, with respect to each Licensed Product (as defined therein), Chemomab has agreed to pay the Fund the following non-refundable, non-creditable amounts:

(a)
$100 thousands upon submission of a New Drug Application (“NDA”), Biological License Application (“BLA”) or equivalent for each Licensed Product to the United States Food and Drug Administration (“FDA”), $100 thousands upon submission of a similar application for each Licensed Product to an equivalent foreign regulatory agency in Europe and one hundred thousands dollars upon submission of a similar application for each Licensed Product to an equivalent foreign regulatory agency in Asia. Payment in the aggregate shall not be more than $300 thousands per Licensed Product, provided that for each jurisdiction, payment shall be made only once.

(b)
$200 thousands upon the grant of FDA or equivalent agency marketing approval in Europe and/or Asia for each Licensed Product. Payment in the aggregate shall not be more than $600 thousands per Licensed Product, provided that for each jurisdiction, payment shall be made only once.

As of December 31, 2024, no payments were made to the Fund.

In addition to the payments described above, upon the occurrence of either (i) closing of a public offering of the ordinary shares of Chemomab; or (ii) a Change of Control Transaction, Chemomab shall pay the Fund a cash payment equal to one percent (1%) of the proceeds raised by Chemomab in its initial public offering, or 1% of the consideration received by Chemomab or its shareholders at the closing of a Change of Control Transaction (after deduction of amounts paid as liquidation preference to the shareholders of Chemomab on account of their investment in Chemomab, if any), but in any event not more than  $3,000 thousand.

As of December 31, 2024 none of the above occurred and as such, no commitment exists.

B.
Chemomab partially financed its research and development expenditures under programs sponsored by the Israel Innovation Authority (“IIA”) for the support of certain research and development activities conducted in Israel.

In return for the IIA’s participation, Chemomab is committed to pay royalties at rate of 3% of sales of the developed product (linked to U.S. dollar), up to 100% of the amount of grants received (100% plus interest at LIBOR). In addition, the IIA may impose certain conditions to transfer technology or development out of Israel.

Chemomab did not receive any grants from the IIA in the years ended December 31, 2024, 2023 and 2022.

Since Chemomab ’s incorporation through December 31, 2024, Chemomab received $1,227 thousands from the IIA, which was recognized as a reduction of research and development expenses.

As of December 31, 2024, Chemomab had no commitment  to pay royalties.

C.
In June 2015, Chemomab entered into a license agreement with subcontractor (“the Subcontractor”), under which the Subcontractor granted to Chemomab certain licenses to use proprietary rights of the subcontractor, materials and know how in the techniques and use of the same, for purposes of research and development of Chemomab 's product CM-101, as well as commercialization thereof. Further to the agreement, the Subcontractor also provides manufacturing services of intermediate and active pharmaceutical ingredients. According to the related manufacturing agreement, the manufacturing of the product is carried out by the Subcontractor in accordance with Chemomab's specifications and timeline.  From time to time, Chemomab and the Subcontractor have been signing additional agreements for additional manufacturing and final process lock of the product for clinical use. Under the agreement, Chemomab is also obligated to pay the Subcontractor royalties determined as a percentage of net sales of each licensee product.

During 2024, 2023 and 2022, Chemomab recorded expenses related to the above agreements in the amounts of $418 thousand, $4,832 thousands and $5,222 thousand, respectively. The expenses were recorded under research and development expenses.

D.	As of December 31, 2024 and 2023, the bank imposed restriction on a bank deposit in the amount of $76 thousand, for the purpose of securing lease payments under an office lease agreement.

E.
In  2022, the Israeli Tax Authority ("ITA") notified the Company that it had initiated a routine VAT audit covering the tax years 2017 through 2022. The ITA raised several claims, primarily regarding the recoverability of VAT related to the Merger Agreement expenses and the classification of the Company as a holding company. The Company accrued a provision for expenses of $638 thousands in the year ended December 31, 2022. On December 29, 2024, the Company and the ITA reached a settlement agreement stipulating that the Company would pay $538 thousand. The amount was paid in January 2025.